UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2005
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries
Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave - Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	October 28, 2008

Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		60
Form 13F Information Table Value Total:		95913 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	566	7834	SHRS		SOLE		7834
Abbott Laboratories	COM	002824100	466	9510	SHRS		SOLE		9510
American Express	COM	025816109	695	13056	SHRS		SOLE		13056
Amgen Inc		COM	031162100	1498	24775	SHRS		SOLE		24775
Bank of America		COM	060505104	1475	32340	SHRS		SOLE		32340
BellSouth Corp		COM	079860102	263	9902	SHRS		SOLE		9902
Berkshire Hathaway B	COM	084670207	2525	907	SHRS		SOLE		907
Boeing Company		COM	097023105	622	9424	SHRS		SOLE		9424
BP PLC			COM	055622104	483	7735	SHRS		SOLE		7735
Canon Inc		COM	138006309	1455	27640	SHRS		SOLE		27640
Cisco Systems		COM	17275r102	1453	76178	SHRS		SOLE		76178
CityBank		COM	17770a109	1403	45236	SHRS		SOLE		45236
Coca Cola		COM	191216100	2402	57523	SHRS		SOLE		57523
Comcast			COM	20030n200	1060	35394	SHRS		SOLE		35394
ConocoPhillips		COM	20825c104	2602	45260	SHRS		SOLE		45260
Costco Wholesale	COM	22160k105	3186	71230	SHRS		SOLE		71230
Daktronics Inc		COM	234264109	670	33475	SHRS		SOLE		33475
Danaher Inc		COM	235851102	373	7127	SHRS		SOLE		7127
Dell Inc		COM	247025109	1503	38082	SHRS		SOLE		38082
EMC Corp		COM	268648102	889	64850	SHRS		SOLE		64850
Emerson Electric	COM	291011104	1351	21564	SHRS		SOLE		21564
Encana Corp		COM	292505104	939	23710	SHRS		SOLE		23710
Exxon Mobil		COM	30231g102	3876	67450	SHRS		SOLE		67450
Fargo Electronics INC	COM	30744p102	378	18900	SHRS		SOLE		18900
Frontier Financial	COM	35907k105	2167	85791	SHRS		SOLE		85791
Gap Inc			COM	364760108	1184	59985	SHRS		SOLE		59985
General Electric	COM	369604103	2038	58822	SHRS		SOLE		58822
Gillette Co		COM	375766102	943	18617	SHRS		SOLE		18617
GlaxoSmithKline PLC	COM	37733w105	1563	32210	SHRS		SOLE		32210
Hewlett-Packard		COM	428236103	1743	74140	SHRS		SOLE		74140
Home Depot		COM	437076102	1160	29810	SHRS		SOLE		29810
Horizon Financial	COM	44041f105	3205	144373	SHRS		SOLE		144373
Integrated Electric	COM	45811e103	171	87455	SHRS		SOLE		87455
Intel Corp		COM	458140100	3147	120933	SHRS		SOLE		120933
Internap		COM	45885a102	13	27500	SHRS		SOLE		27500
Johnson & Johnson	COM	478160104	2511	38635	SHRS		SOLE		38635
Kimberly Clark		COM	494368103	1283	20500	SHRS		SOLE		20500
Medtronic Inc		COM	585055106	1299	25082	SHRS		SOLE		25082
Microsoft		COM	594918104	5068	204043	SHRS		SOLE		204043
Mylan Labs		COM	628530107	993	51590	SHRS		SOLE		51590
Newmont Mining Corp	COM	651639106	1411	36150	SHRS		SOLE		36150
Nokia Corp		COM	654902204	328	19714	SHRS		SOLE		19714
Novo Nordisk AS		COM	670100205	1125	22070	SHRS		SOLE		22070
Paccar			COM	693718108	3523	51807	SHRS		SOLE		51807
Pepsico			COM	713448108	2561	47485	SHRS		SOLE		47485
Pfizer			COM	717081103	3034	110004	SHRS		SOLE		110004
Plum Creek Timber	COM	729251108	1019	28066	SHRS		SOLE		28066
Procter & Gamble	COM	742718109	1011	19159	SHRS		SOLE		19159
Royal Dutch		COM	780257804	3152	48567	SHRS		SOLE		48567
Safeco Corp		COM	786429100	2146	39495	SHRS		SOLE		39495
Sara Lee Corp		COM	803111103	1024	51700	SHRS		SOLE		51700
SBC Communications	COM	78387g103	530	22317	SHRS		SOLE		22317
Schlumberger Ltd	COM	806857108	1051	13840	SHRS		SOLE		13840
Starbucks Corp		COM	855244109	1861	36020	SHRS		SOLE		36020
Stryker Corp		COM	863667101	1356	28517	SHRS		SOLE		28517
Sungard Data		COM	867363103	1321	37555	SHRS		SOLE		37555
United Parcel Svc	COM	911312106	1693	24482	SHRS		SOLE		24482
Walgreen Company	COM	931422109	3102	67456	SHRS		SOLE		67456
Wal-Mart Stores		COM	931142103	1760	36505	SHRS		SOLE		36505
Washington Federal	COM	938824109	2284	97116	SHRS		SOLE		97116
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